Summary of Principal Accounting Policies (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Customer deposits
Customer deposits maturity period	12 months
Revenue recognition
Total revenue	$ 3,689,272	$ 4,836,931	$ 5,556,867
Advertising expense
Marketing and advertising expenses	306,846,482	196,396,734	96,288,501
Foreign currency translation
Foreign exchange loss			249,944
Foreign exchange gain	156,641	88,721
Government subsidies
Cash subsidies included in other operating income	3,567,965	2,525,496	599,894
Movement of the allowance for doubtful accounts for accounts receivable
Balance at the beginning	15,471,020	9,353,689	7,393,312
Provisions for doubtful accounts	18,959,895	11,599,708	6,373,132
Write offs	(6,827,314)	(5,437,380)	(4,667,466)
Changes due to foreign exchange	(1,252,787)	(44,997)	254,711
Balance at the end	26,350,814	15,471,020	9,353,689
Allowance for other receivables	$ 0	$ 0	$ 0
Buildings
Property and equipment, net
Estimated useful lives	P30Y
Motor vehicles
Property and equipment, net
Estimated useful lives	P5Y
Minimum | Furniture, fixtures and equipment
Property and equipment, net
Estimated useful lives	P3Y
Maximum | Furniture, fixtures and equipment
Property and equipment, net
Estimated useful lives	P5Y